Leuthold Select Industries ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Air Freight & Logistics - 5.2%
CH Robinson Worldwide, Inc.	4,602	$ 866,741
Expeditors International of Washington, Inc.	4,872	794,039
FedEx Corp.	5,284	1,654,579
GXO Logistics, Inc. (a)	9,256	469,279
Hub Group, Inc. - Class A	11,231	491,805
United Parcel Service, Inc. - Class B	14,924	1,604,330
		5,880,773

Automobile Components - 5.2%
Aptiv PLC (a)	11,748	721,092
Autoliv, Inc.	7,539	875,806
Garrett Motion, Inc.	51,670	1,872,004
Lear Corp.	6,736	903,028
Magna International, Inc.	20,474	1,344,323
Versigent PLC (a)	3,914	164,427
		5,880,680

Banks - 7.9%
Bank of America Corp.	23,790	1,355,554
Barclays PLC - ADR	44,584	1,197,526
Canadian Imperial Bank of Commerce	12,001	1,380,115
Citigroup, Inc.	12,394	1,734,664
JPMorgan Chase & Co.	4,723	1,545,980
PNC Financial Services Group, Inc.	3,701	911,260
US Bancorp	14,527	877,431
		9,002,530

Biotechnology - 5.5%
Amgen, Inc.	3,177	1,150,455
Biogen, Inc. (a)	4,811	1,039,465
Gilead Sciences, Inc.	8,272	1,045,084
Regeneron Pharmaceuticals, Inc.	1,625	1,013,253
United Therapeutics Corp. (a)	1,559	844,713
Vertex Pharmaceuticals, Inc. (a)	2,362	1,173,276
		6,266,246

Communications Equipment - 6.2%
Cisco Systems, Inc.	17,804	2,091,258
Digi International, Inc. (a)	7,454	558,678
F5, Inc. (a)	3,544	1,474,162
NETGEAR, Inc. (a)	22,812	532,660
NetScout Systems, Inc. (a)	25,222	1,098,418
Telefonaktiebolaget LM Ericsson - ADR	120,420	1,342,683
		7,097,859

Construction & Engineering - 4.8%
Dycom Industries, Inc. (a)	2,936	1,484,412
EMCOR Group, Inc.	1,387	1,151,044
Granite Construction, Inc.	6,379	1,008,392
Primoris Services Corp.	8,218	814,568
Valmont Industries, Inc.	1,663	960,549
		5,418,965

Construction Materials - 0.6%
CRH PLC	6,497	695,179

Diversified Consumer Services - 4.1%
Covista, Inc. (a)	6,896	859,655
Graham Holdings Co. - Class B	429	489,669
Laureate Education, Inc. (a)	29,878	1,085,169
Pearson PLC - ADR	39,638	629,848
Perdoceo Education Corp.	22,812	729,984
Universal Technical Institute, Inc. (a)	20,793	889,317
		4,683,642

Electronic Equipment, Instruments & Components - 8.2%
Benchmark Electronics, Inc.	9,104	898,291
CTS Corp.	8,173	532,798
Flex, Ltd. (a)	14,326	2,321,815
Jabil, Inc.	4,606	1,775,521
Plexus Corp. (a)	3,907	1,174,718
Sanmina Corp. (a)	5,610	1,419,779
TE Connectivity PLC	5,939	1,197,362
		9,320,284

Energy Equipment & Services - 4.4%
Archrock, Inc.	18,390	748,657
Baker Hughes Co.	15,209	844,099
NOV, Inc.	27,811	515,894
Oceaneering International, Inc. (a)	20,003	810,522
SLB Ltd.	19,587	910,600
Tenaris SA - ADR	11,580	642,574
Weatherford International PLC	5,879	479,138
		4,951,484

Ground Transportation - 0.3%
Fedex Freight Holding Co., Inc. (a)	2,640	398,640

Health Care Providers & Services - 9.0%
Cardinal Health, Inc.	9,302	2,209,783
Cencora, Inc.	4,573	1,294,067
CVS Health Corp.	6,444	666,632
Elevance Health, Inc.	2,707	1,046,878
Encompass Health Corp.	4,609	465,878
HCA Healthcare, Inc.	2,401	936,126
HealthEquity, Inc. (a)	6,383	576,513
McKesson Corp.	2,371	1,791,528
Tenet Healthcare Corp. (a)	4,394	822,029
Universal Health Services, Inc. - Class B	2,758	410,087
		10,219,521

Insurance - 5.8%
Allstate Corp.	2,950	701,923
Assurant, Inc.	2,576	691,733
Everest Group Ltd.	2,277	813,413
Hanover Insurance Group, Inc.	2,112	452,222
Hartford Insurance Group, Inc.	4,966	658,094
Markel Group, Inc. (a)	291	568,326
Mercury General Corp.	5,341	569,457

RenaissanceRe Holdings, Ltd.	2,700	855,630
Travelers Cos., Inc.	2,456	810,775
White Mountains Insurance Group Ltd.	218	451,999
		6,573,572

Interactive Media & Services - 3.7%
Alphabet, Inc. - Class A	7,019	2,508,380
Meta Platforms, Inc. - Class A	2,930	1,650,440
		4,158,820

IT Services - 1.0%
International Business Machines Corp.	4,116	1,157,460

Metals & Mining - 5.1%
Agnico Eagle Mines, Ltd.	4,670	724,457
Eldorado Gold Corp.	21,717	675,182
Equinox Gold Corp.	45,770	444,884
Hudbay Minerals, Inc.	20,997	495,739
IAMGOLD Corp. (a)	61,869	980,005
Kinross Gold Corp.	52,641	1,243,380
Pan American Silver Corp.	10,224	457,933
Rio Tinto PLC - ADR	7,687	729,727
		5,751,307

Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (a)	14,402	506,086
APA Corp.	14,385	468,520
CNX Resources Corp. (a)	14,184	481,263
Devon Energy Corp.	32,052	1,324,389
Expand Energy Corp.	6,814	621,369
HF Sinclair Corp.	11,281	785,722
Ovintiv, Inc.	9,816	516,812
PBF Energy, Inc. - Class A	12,622	574,553
Shell PLC - ADR	7,993	619,777
		5,898,491

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	15,008	864,761
GSK PLC - ADR	14,911	781,635
Johnson & Johnson	4,710	1,196,199
Merck & Co., Inc.	7,307	938,949
Pfizer, Inc.	31,517	758,929
		4,540,473

Professional Services - 0.4%
Paycom Software, Inc.	3,826	480,852

Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices, Inc. (a)	4,129	2,398,577
Analog Devices, Inc.	1,632	648,182
Broadcom, Inc.	3,097	1,169,892
Cirrus Logic, Inc. (a)	2,821	419,003
Diodes, Inc. (a)	4,096	448,266
GLOBALFOUNDRIES, Inc.	6,938	571,761
Lam Research Corp.	3,080	1,334,656
NVIDIA Corp.	5,570	1,114,501
NXP Semiconductors NV	1,895	532,552

QUALCOMM, Inc.	3,155		583,013
			9,220,403

Software - 2.2%
Microsoft Corp.	4,613		1,720,741
Qualys, Inc. (a)	6,036		829,890
			2,550,631

Specialty Retail - 0.7%
Gap, Inc.	18,032		336,838
Urban Outfitters, Inc. (a)	5,967		422,821
			759,659

Technology Hardware, Storage & Peripherals - 2.0%
Dell Technologies, Inc. - Class C	5,402		2,330,747
TOTAL COMMON STOCKS (Cost $105,356,552)			113,238,218

TOTAL INVESTMENTS - 99.6% (Cost $105,356,552)			113,238,218
Money Market Deposit Account - 0.5% (b)			619,622
Liabilities in Excess of Other Assets - (0.1)%		(0.00135)	(153,098)
TOTAL NET ASSETS - 100.0%			$ 113,704,742

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Leuthold Select Industries ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 113,238,218	$ –	$ –	$ 113,238,218
Total Investments	$ 113,238,218	$ –	$ –	$ 113,238,218

Refer to the Schedule of Investments for further disaggregation of investment categories.